Premises, equipment and computer software (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of premise, equipment, and computer software

	December 31, 2024			December 31, 2023
Category	Cost	Accumulated depreciation	Net carrying value	Cost	Accumulated depreciation	Net carrying value
Land	8,333	—	8,333	8,333	—	8,333
Buildings	204,473	(91,401)	113,072	198,692	(88,670)	110,022
Equipment	27,128	(19,304)	7,824	26,583	(19,730)	6,853
Computer hardware and software in use	100,630	(78,012)	22,618	164,231	(136,804)	27,427
Computer software in development	1,935	—	1,935	1,727	—	1,727
Total	342,499	(188,717)	153,782	399,566	(245,204)	154,362

During the year ended December 31, 2023, the Bank completed the upgrade of its core banking systems and online platforms in Bermuda and Cayman and concurrently decommissioned the legacy systems that were fully depreciated in the amount of $54.8 million. During the same year, the Bank inaugurated its new flagship retail banking center in Bermuda which formed part of the multi-year Bermuda Head Office renovation project.

	Year ended
Depreciation charged to operating expenses	December 31, 2024	December 31, 2023	December 31, 2022
Buildings (included in Property expense)	9,202	7,334	5,963
Equipment (included in Property expense)	2,384	2,389	2,390
Computer hardware and software (included in Technology and communication expense)	9,768	10,044	10,124
Total depreciation charged to operating expenses	21,354	19,767	18,477